Regulatory matters (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

Capital adequacy ratios of MHFG, MHCB, MHBK, and MHTB as of March 31, 2011 and 2012 calculated in accordance with Japanese GAAP and guidelines established by the Financial Services Agency are set forth in the following table:

	2011		2012
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Tier 1 capital:
Required	2,068	4.00	2,007	4.00
Actual	6,170	11.93	6,398	12.75
Total risk-based capital:
Required	4,136	8.00	4,013	8.00
Actual	7,911	15.30	7,773	15.49
MHCB:
Tier 1 capital:
Required	1,125	4.00	1,117	4.00
Actual	4,529	16.10	4,431	15.86
Total risk-based capital:
Required	2,250	8.00	2,235	8.00
Actual	5,287	18.80	4,974	17.80
MHBK:
Tier 1 capital:
Required	457	2.00	426	2.00
Actual	2,375	10.38	2,428	11.39
Total risk-based capital:
Required	915	4.00	852	4.00
Actual	3,411	14.91	3,307	15.52
MHTB:
Tier 1 capital:
Required	98	4.00	95	4.00
Actual	297	12.11	335	14.02
Total risk-based capital:
Required	196	8.00	191	8.00
Actual	400	16.34	436	18.26
Non-consolidated:
MHCB:
Tier 1 capital:
Required	1,025	4.00	1,013	4.00
Actual	4,054	15.82	4,135	16.32
Total risk-based capital:
Required	2,049	8.00	2,026	8.00
Actual	5,212	20.34	5,105	20.15
MHBK:
Tier 1 capital:
Required	442	2.00	413	2.00
Actual	2,329	10.54	2,380	11.51
Total risk-based capital:
Required	884	4.00	826	4.00
Actual	3,318	15.02	3,227	15.62
MHTB:
Tier 1 capital:
Required	96	4.00	94	4.00
Actual	296	12.28	332	14.13
Total risk-based capital:
Required	193	8.00	188	8.00
Actual	399	16.54	433	18.42